Operating profit	12 Months Ended
Dec. 31, 2022
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Operating profit
8. Operating profit

The following items have been included in operating profit:	2022 £m	2021 (1) £m	2020 (1) £m

Employee costs (Note 9)	7,693	7,680	8,555

Advertising	735	433	361

Distribution costs	192	169	176

Depreciation of property, plant and equipment	885	855	822

Impairment of property, plant and equipment, net of reversals	70	87	424

Depreciation of right of use assets	176	179	182

Impairment of right of use assets	40	5	2

Amortisation of intangible assets	1,086	1,088	1,046

Impairment of intangible assets, net of reversals	365	435	230

Impairment of intangible assets held for sale, net of reversals	–	1	–

Impairment of goodwill allocated to a disposal group, net of reversals	–	–	2

Net foreign exchange (gains)/losses	11	(4)	99

Inventories:

Cost of inventories included in cost of sales	6,137	5,885	5,934

Write-down of inventories	687	800	607

Reversal of prior year write-down of inventories	(483)	(325)	(250)

Short-term lease charge	6	7	11

Low-value lease charge	2	3	5

Variable lease payments	9	10	11

Fees payable to the company’s auditor and its associates in relation to the Group (see below)	26.9	31.7	29.9
The reversals of prior year write-downs of inventories principally arise from the reassessment of usage or demand expectations prior to inventory expiration.
Net foreign exchange (gains)/losses include a net loss of £2 million (2021: £35 million gain; 2020: £36 million loss) arising from the recycling of exchange on liquidation or disposal of overseas subsidiaries. The recycling of exchange on disposal of overseas associates of a loss of £nil (2021: £10 million) is reported through loss on disposal of interest in associates. The recycling of exchange on disposal of overseas subsidiaries does not include recycling of exchange on disposal of Consumer Healthcare subsidiaries as this is reported as Profit after taxation on demerger of discontinued operations.
Included within operating profit are Major restructuring charges of £321 million (2021: £424 million; 2020: £1,178 million), see Note 10, ‘Major restructuring costs’.

Fees payable to the company’s auditor and its associates:	2022 £m	2021 £m	2020 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	10.9	13.2	13.8

Audit of the company’s subsidiaries	9.7	14.5	14.5

Total audit services	20.6	27.7	28.3

Audit-related and other assurance services	6.3	4.0	1.6

Total audit services, audit-related and other assurance services	26.9	31.7	29.9
The other assurance services provided by the auditor related to agreed upon procedures and other assurance services outside of statutory audit requirements. In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2022 £m	2021 £m	2020 £m

Audit	0.2	0.2	0.2
There were immaterial fees of £0.1 million paid in 2022 (versus 2021: £nil; 2020 £0.2 million) to other auditors in respect of audits of certain of the company’s subsidiaries.
Audit related and other assurance services include £4.4 million (2021: £2.4 million) due to reporting accountant work performed in preparation for the Consumer Healthcare demerger.

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).